Restructuring Charges	12 Months Ended
Dec. 31, 2025
Restructuring and Related Activities [Abstract]
Restructuring Charges
18. RESTRUCTURING CHARGES
Starting in the fourth quarter of fiscal 2022, the Company implemented measures to reduce its operating expense growth rate due to economic conditions, including consolidating its office space utilization, performing a strategic review of its content portfolio, reducing outside services expenses, and slowing its year-over-year headcount expense growth rate through a workforce reduction and limiting new hires, among other measures.
Restructuring charges are recorded as follows (in thousands):

	Year Ended December 31, 2025
	Facilities Exit Costs	Asset Impairment Charges	Total
Research and development	$194	$2,133	$2,327
Sales and marketing	—	175	175
General and administrative	—	562	562
Total restructuring charges	$194	$2,870	$3,064

	Year Ended December 31, 2024
	Employee Terminations	Facilities Exit Costs	Asset Impairment Charges	Total
Cost of revenue, subscriptions	$(3)	$—	$—	$(3)
Cost of revenue, devices	1	—	5	6
Research and development	368	98	(603)	(137)
Sales and marketing	697	719	24,641	26,057
General and administrative	(116)	117	5,075	5,076
Total restructuring charges	$947	$934	$29,118	$30,999

	Year Ended December 31, 2023
	Employee Terminations	Facilities Exit Costs	Assets Impairment Charges	Total
Cost of revenue, advertising	$753	$—	$65,467	$66,220
Cost of revenue, subscriptions	411	1	400	812
Cost of revenue, devices	524	6	2,793	3,323
Research and development	31,160	1,320	78,011	110,491
Sales and marketing	29,786	517	83,411	113,714
General and administrative	20,531	1,683	39,320	61,534
Total restructuring charges	$83,165	$3,527	$269,402	$356,094
The asset impairment charges for the year ended December 31, 2025 are primarily comprised of $2.9 million of operating lease right-of-use assets impairment. The asset impairment charges for the year ended December 31, 2024 are primarily comprised of $22.6 million of operating lease right-of-use assets impairment and $7.0 million of property and equipment impairment, partially offset by $0.5 million of adjustments to other long-term liabilities and assets. The asset impairment charges for the year ended December 31, 2023 are primarily comprised of $131.6 million of operating lease right-of-use assets impairment, $72.3 million of property and equipment impairment, and $65.5 million of content assets impairment.
A reconciliation of the beginning and ending balance of employee termination restructuring charges and facilities exit costs, which are included in Accrued liabilities in the consolidated balance sheets, is as follows (in thousands):

	December 31, 2025		December 31, 2024
	Facilities Exit Costs	Total	Employee Terminations	Facilities Exit Costs	Total
Beginning balance	$1,381	$1,381	$12,661	$1,198	$13,859
Restructuring charges incurred	194	194	947	934	1,881
Payments made	(349)	(349)	(13,608)	(751)	(14,359)
Ending balance	$1,226	$1,226	$—	$1,381	$1,381